Borrowings	6 Months Ended
Jun. 30, 2019
Borrowings
Borrowings

C6      Borrowings

C6.1  Core structural borrowings of shareholder-financed businesses

	2019 £m	2018 £m
	30 Jun	31 Dec
Holding company operations:note (i)
Subordinated debt with no option to substitute to M&GPrudential:
US$250m 6.75% Notes (Tier 1)note (ii)	196	196
US$300m 6.5% Notes (Tier 1)note (ii)	236	235
US$550m 7.75% Notes (Tier 1)	—	—
Perpetual Subordinated Capital Securities (Tier 1)	432	431
US$700m 5.25% Notes (Tier 2)	550	550
US$1,000m 5.25% Notes (Tier 2)	781	780
US$725m 4.375% Notes (Tier 2)	566	565
US$750m 4.875% Notes (Tier 2)	584	583
Perpetual Subordinated Capital Securities (Tier 2)	2,481	2,478
€20m Medium Term Notes 2023 (Tier 2)	18	18
£435m 6.125% Notes 2031 (Tier 2)	431	431
£400m 11.375% Notes 2039 (Tier 2)note (iii)	—	399
Subordinated notes (Tier 2)	449	848
Subordinated debt total	3,362	3,757
Senior debt:note (iv)
£300m 6.875% Bonds 2023	295	294
£250m 5.875% Bonds 2029	224	223
Bank loannote (v)	275	275
Total debt before amounts capable of being substituted to M&GPrudentialnote (vii)	4,156	4,549
Subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019:
£600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055 (Tier 2)note (vi)	642	591
£700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063 (Tier 2)note (vi)	814	696
£750m 5.625% Notes 2051 (Tier 2)	744	743
£500m 6.25% Notes 2068 (Tier 2)	498	498
US$500m 6.5% Notes 2048 (Tier 2)	391	391
Total subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019note (vii)	3,089	2,919
Holding company total	7,245	7,468
Prudential Capital bank loannote (v)	—	—
Jackson US$250m 8.15% Surplus Notes 2027note(viii)	196	196
Total (per condensed consolidated statement of financial position)	7,441	7,664

Notes

(i)

The debt tier classifications used are consistent with the treatment of capital for regulatory purposes under the Solvency II regime.The Group has designated US$3,725 million (31 December 2018: US$3,725 million) of its US dollar denominated subordinated debt as a net investment hedge under IAS 39 to hedge the currency risks related to the net investment in Jackson.

(ii)

These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(iii)	In May 2019, the Company redeemed its £400 million 11.375 per cent Tier 2 subordinated notes.
(iv)

The senior debt ranks above subordinated debt in the event of liquidation.In 2018, as part of its preparation to demerge M&GPrudential, the Group made certain modifications to the terms and conditions of the senior bonds with bondholders’ consent. The amendment to the terms and conditions will avoid an event of a technical default on the bonds, should the proposed demerger proceed. The fees paid to bondholders have been adjusted to the carrying value of the bonds and will be amortised in subsequent periods. No other adjustments were made to the carrying value of the debt as a result of the modification.

(v)

The bank loan of £275 million is drawn at a cost of 12-month GBP LIBOR plus 0.33 per cent. The loan, held by Prudential Capital at 30 June 2018, was renewed in December 2018 with Prudential plc being the new holder. The loan matures on 20 December 2022 with an option to repay annually.

(vi)

In the first half of 2019, the Group agreed with the holders of these two subordinated debt instruments that, in return for an increase in the coupon of the two instruments and upfront fees totalling £141 million for both instruments, they would permit the substitution of M&GPrudential as the issuer of the instruments, together with other modifications of terms to ensure the debt meet the requirements of Solvency II. In accordance with IAS 39, this has been accounted for as an extinguishment of the old debt and the issuance of new debt, recognised at fair value. The loss arising from this revaluation has been treated as an expense attributable to the M&GPrudential segment (see note D2.1). The £141 million of upfront fees have been paid by Prudential plc and have been treated as a non-operating expense.

(vii)

The annualised interest of debt that is not capable of being substituted to M&GPrudential, using coupon rates and exchange rates at 30 June 2019, is £(234) million. The interest charge to the income statement for the six months ended 30 June 2019 for debt that is capable of being substituted to M&GPrudential was £(85) million (half year 2018: £(35) million).

(viii)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

Prior to the proposed demerger, the Group expects to rebalance its debt capital across Prudential plc and M&GPrudential. This will include the ultimate holding company of M&GPrudential becoming an issuer of debt following substitution from Prudential plc.  Based on the operating environment and economic conditions as at 30 June 2019, the total debt expected to be transferred valued at original proceeds less unamortised transaction costs is £3.2 billion, of which £2.9 billion was held by Prudential plc at 30 June 2019 (IFRS value of £3.1 billion), with a further £0.3 billion (coupon of 3.875 per cent) raised in July 2019.

C6.2  Other borrowings

(i)     Operational borrowings attributable to shareholder-financed businesses

	2019 £m	2018 £m
	30 Jun	31 Dec
Borrowings in respect of short-term fixed income securities programmes	661	472
Lease liability for operating leasesnote (a)	229	—
Non-recourse borrowings of consolidated investment fundsnote (b)	545	263
Other borrowingsnote (c)	229	263
Total	1,664	998

Analysed as:
Total from continuing operations		892
Total from discontinued UK and Europe operations*		106
		998

*Classified as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(a)	The Group adopted IFRS 16 as at 1 January 2019, using the modified retrospective approach. Under this approach, comparative information is not restated (as described in note A3).
(b)	In all instances, the holders of the debt instruments issued by these subsidiaries and funds do not have recourse beyond the assets of those subsidiaries and funds.
(c)	Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson.

(ii)     Borrowings attributable to with-profits businesses

	2019 £m	2018 £m
	30 Jun	31 Dec
Non-recourse borrowings of consolidated investment fundsnote (a)	—	3,845
Other borrowings (predominantly obligations under leases)note (b)	238	95
Total	238	3,940

Analysed as:
Total from continuing operations		19
Total from discontinued UK and Europe operations*		3,921
		3,940

*Classified as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(a)	In all instances the holders of the debt instruments issued by these subsidiaries and funds do not have recourse beyond the assets of those subsidiaries and funds.
(b)

The Group adopted IFRS 16 as at 1 January 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Other borrowings at 30 June 2019 included £213 million relating to lease liabilities (as described in note A3).